Rule 497 (j)
                                             Reg. No. 33-38574

Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Municipal Trust, Long
Term Portfolio Series 108 hereby certifies:

1) the form of prospectus that would have been filed under paragraph (b) of rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                         DEAN WITTER SELECT MUNICIPAL TRUST,
                         LONG TERM PORTFOLIO SERIES 108

                         By:  Dean Witter Reynolds Inc.
                              (Depositor)

                              Thomas Hines
                              Thomas Hines
                              Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549